Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7018
(215) 564-8000

September 15, 2015

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: James O’Connor

RE:	Delaware Group Global & International Funds (the “Registrant”)
File Nos. 811-06324; 033-41034

Dear Sir or Madam:

On behalf of the Registrant, and pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment No. 56 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Registrant is filing this Amendment for the purpose of adding a new series of shares, designated as the Delaware Macquarie Asia Select Fund (the “Fund”). The prospectus and statement of additional information relating to the other series of the Registrant are not amended or superseded hereby.

Pursuant to Rule 485(a) under the 1933 Act, the Amendment will become effective on November 29, 2015. The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the Commission staff on the Amendment; and (ii) updating certain other information contained in the Fund’s prospectus, the statement of additional information, and Part C.

If you have any questions or comments regarding this filing, please call me at (215) 564-8099.

Very truly yours,

/s/ Jonathan M. Kopcsik
Jonathan M. Kopcsik

cc:	Michael E. Dresnin
Bruce G. Leto